Goodwill and other intangible assets - Test of goodwill and indefinite lived assets impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Forecast period, minimum	5 years
Expected period for strong growth	10 years
Discount rate	17.00%	19.00%
Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	10 years
Weighted average cost of capital, measurement input
Disclosure of detailed information about intangible assets [line items]
GCU, measurement input	17.00%	19.00%
Terminal Growth Rate, Measurement Input
Disclosure of detailed information about intangible assets [line items]
GCU, measurement input	2.00%
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	$ 145,945	$ 168,431
Goodwill | Kit
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	116,274	134,189
Goodwill | Service
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	29,671	34,242
Brand and Licenses
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	22,108	25,514
Brand and Licenses | Kit
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	13,291	15,338
Brand and Licenses | Service
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	$ 8,817	$ 10,176